Transactions with Related Parties (Details) - Schedule of transactions with related parties - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
From associates	₪ 1	₪ 6	₪ 8
From related parties	13	31	23
Expenses
To related parties	20	54	122
To associates		5	5
Investments
Related parties		1	28
Acquisition of DBS			70
Revised fair value of the excess advance payments for acquisition of DBS		₪ 43	₪ 56